PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Subtotal	$ 1,047	$ 1,042
Accumulated depreciation	(469)	(409)
Property, plant and equipment, net	578	633
Investment Property [Member]
Property, Plant and Equipment [Line Items]
Subtotal	442	442
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Subtotal	229	225
Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Subtotal	87	87
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Subtotal	16	15
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Subtotal	34	34
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Subtotal	$ 239	$ 239